Investment in Debt Securities and Other Long-term Investments - Additional Information (Detail) $ in Thousands, ₱ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2014 PHP (₱)	Apr. 30, 2013 PHP (₱)	Dec. 31, 2017 PHP (₱)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 PHP (₱)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 PHP (₱)	Dec. 31, 2015 USD ($)	Oct. 11, 2017	May 31, 2013 USD ($)	Feb. 28, 2013 PHP (₱)	Oct. 31, 2012 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments			₱ 250.0		₱ 700.0
Seven Year GT Capital Bond [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments			150.0		150.0
4.00% Security Bank Five Year Time Deposit [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments					248.0
Gross coupon rate									4.00%
Interest income, net of withholding tax			7.0	$ 146	8.9	$ 188	₱ 8.6	$ 187
Smart Communications, Inc. [Member] | Seven Year GT Capital Bond [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments			150.0		150.0						₱ 150.0
Gross coupon rate											4.84%
Interest income, net of withholding tax			5.8		5.8		5.8
Smart Communications, Inc. [Member] | PSALM Bonds [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments		₱ 200.0			202.0
Gross coupon rate		7.75%
Interest income, net of withholding tax			2.3		7.3		7.2
Percentage yield to maturity		4.25%
Smart Communications, Inc. [Member] | NAPOCOR [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments	₱ 50.0
Gross coupon rate	7.34%
Interest income, net of withholding tax					1.8		1.8
Percentage yield to maturity	4.22%
PLDT Inc and Smart Communications Inc [Member] | 4.00% Security Bank Five Year Time Deposit [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments | $												$ 2,500
PLDT Inc. [Member] | 3.5% Security Bank Five Year Time Deposit [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments			100.0		100.0					$ 2,000
Gross coupon rate										3.50%
Interest income, net of withholding tax			₱ 3.3	$ 66	₱ 3.1	$ 66	₱ 3.0	$ 66